--------------------------------------------------------------------------------
T. Rowe Price
--------------------------------------------------------------------------------
TAX-FREE INCOME FUND
August 31, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Diversification
--------------------------------------------------------------------------------

                                                                      Percent of
                                                                      Net Assets
                                                                      ----------
Hospital Revenue                                                          15%
--------------------------------------------------------------------------------
Nuclear Revenue                                                           12
--------------------------------------------------------------------------------
Dedicated Tax Revenue                                                      9
--------------------------------------------------------------------------------
General Obligation - State                                                 9
--------------------------------------------------------------------------------
Electric Revenue                                                           7
--------------------------------------------------------------------------------
Ground Transportation Revenue                                              6
--------------------------------------------------------------------------------
Housing Finance Revenue                                                    6
--------------------------------------------------------------------------------
Lease Revenue                                                              6
--------------------------------------------------------------------------------
General Obligation - Local                                                 5
--------------------------------------------------------------------------------
Pre-refunded Bonds                                                         5
--------------------------------------------------------------------------------
Water and Sewer Revenue                                                    5
--------------------------------------------------------------------------------
Escrowed to Maturity                                                       5
--------------------------------------------------------------------------------
Educational Revenue                                                        4
--------------------------------------------------------------------------------
Industrial and Pollution
   Control Revenue                                                         2
--------------------------------------------------------------------------------
Air and Sea Transportation Revenue                                         2
--------------------------------------------------------------------------------
Solid Waste Revenue                                                        2
--------------------------------------------------------------------------------
Miscellaneous Revenue                                                      1
--------------------------------------------------------------------------------
Other Assets Less Liabilities                                             -1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Net Assets
T. Rowe Price Tax-Free Income Fund/August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

                                                                                             Amount            Value
                                                                                           ---------        ----------
ALABAMA -- 2.0%
Alabama, GO, Zero Coupon, 9/1/03...................................................        $  10,000        $    6,549
         Zero Coupon, 3/1/04.......................................................           10,000             6,293
         Zero Coupon, 9/1/04.......................................................            5,500             3,338
Alabama Water Pollution Control Auth., (AMBAC Insured), 5.00%, 8/15/15.............            4,000             3,598
         6.75%, 8/15/17............................................................            2,750             2,928
Mobile, Capital Improvement Warrants, GO, (MBIA Insured),
         Zero Coupon, 8/15/16......................................................            4,330             1,135
         Zero Coupon, 8/15/17......................................................            4,435             1,082
Mobile IDB, Solid Waste Disposal, Mobile Energy Services, 6.95%, 1/1/20............            1,500             1,544
----------------------------------------------------------------------------------------------------------------------
ARIZONA -- 0.9%
Phoenix, GO, VRDN (Currently 3.40%)................................................            3,200             3,200
Salt River Agricultural Improvement and Power Dist., Electric System,
         6.50%, 1/1/22.............................................................            8,000             8,383
----------------------------------------------------------------------------------------------------------------------

TF1

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--------------------------------------------------------------------------------

                                                                                             Amount            Value
                                                                                           ---------        ----------
ARKANSAS -- 0.5%
Little Rock Health Fac. Board, Baptist Medical Center, 6.85%, 11/1/08..............        $   2,495        $    2,741
North Little Rock, Electric System, (MBIA Insured), 6.50%, 7/1/15..................            4,000             4,407
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA -- 10.1%
Foothill/Eastern Transportation Corridor Agency, California Toll Road,
         Zero Coupon, 1/1/15.......................................................            5,000             1,302
         Zero Coupon, 1/1/17.......................................................           10,000             2,243
         Zero Coupon, 1/1/19.......................................................            1,000               195
         6.00%, 1/1/34.............................................................            6,725             6,129
Glendale Redev. Agency, Central Glendale Redev., (AMBAC Insured),
         5.60%, 12/1/16............................................................            4,030             3,875
Los Angeles, GO, (FGIC Insured), 5.80%, 9/1/09.....................................            5,000             5,076
   GO, (MBIA Insured), 6.00%, 9/1/14...............................................            5,000             5,020
   Wastewater System, 7.15%, 6/1/20 (Pre-refunded 6/1/00/+/).......................           10,500            11,842
Los Angeles County, Marina del Rey, COP, 6.25%, 7/1/03.............................            4,000             3,934
         6.50%, 7/1/08.............................................................            3,250             3,250
Los Angeles County Metropolitan Trans. Auth., Sales Tax, 7.40%, 7/1/15.............            5,530             6,093
      (MBIA Insured), 6.25%, 7/1/13................................................            8,965             9,202
Los Angeles County Sanitation Dist. Fin., 5.00%, 10/1/23...........................            5,500             4,718
Los Angeles Harbor Dept., 7.60%, 10/1/18 (Escrowed to Maturity)....................            3,200             3,605
Modesto Irrigation Dist., Geysers Geothermal Power, COP, 7.25%, 10/1/15............            5,000             5,230
Port of Oakland, (BIGI Insured), 7.30%, 11/1/09....................................            1,650             1,766
         7.25%, 11/1/16............................................................           12,275            13,110
Sacramento County, Main Detention Center, COP, (MBIA Insured),
         5.75%, 6/1/15.............................................................            3,000             2,920
Sacramento Fin. Auth., (AMBAC Insured), 5.375%, 11/1/14............................            4,000             3,805
         5.40%, 11/1/20............................................................            7,000             6,543
San Bernardino, Sisters of Charity Health Care System, 7.00%, 7/1/21...............            3,000             3,226
San Diego County, GO, TRAN, 4.50%, 9/29/95.........................................            5,000             4,999
San Diego, IDR, San Diego Gas and Electric, (AMBAC Insured),
         5.90%, 6/1/18.............................................................            5,000             4,901
         5.90%, 9/1/18.............................................................            4,250             4,166
San Francisco, City and County Airport, (AMBAC Insured), 6.30%, 5/1/11.............            2,000             2,074
San Mateo County Transit Dist., (MBIA Insured), 5.25%, 6/1/16......................            6,000             5,591
         5.25%, 6/1/17.............................................................            2,000             1,853
Southern California Public Power Auth., 6.75%, 7/1/11..............................            4,050             4,327
         6.00%, 7/1/12.............................................................            5,000             4,850
----------------------------------------------------------------------------------------------------------------------
COLORADO -- 2.3%
Arapahoe County, Capital Improvement Public Highway,
         Zero Coupon, 8/31/10......................................................           15,000             5,153
         7.00%, 8/31/26............................................................           11,300            11,554
Boulder County, Longmont United Hosp., 8.20%, 12/1/20
      (Pre-refunded 12/1/00/+/)....................................................            2,000             2,353
Douglas County, Highlands Ranch Metropolitan Dist., GO,
         8.68%, 10/15/95 (Escrowed to Maturity)....................................            1,625             1,636

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--------------------------------------------------------------------------------

                                                                                             Amount            Value
                                                                                           ---------        ----------
Douglas County, Highlands Ranch Water and Sewer Dist., GO,
         8.68%, 10/15/95 (Escrowed to Maturity)....................................        $   2,260        $    2,275
Jefferson County School Dist., GO, (AMBAC Insured), 6.00%, 12/15/12................            8,000             8,205
----------------------------------------------------------------------------------------------------------------------
CONNECTICUT -- 1.1%
Connecticut, State Special Tax, GO, 7.125%, 6/1/10.................................            7,350             8,545
Connecticut HEFA, Yale-New Haven Hosp., (MBIA Insured), 7.10%, 7/1/25..............            5,825             6,407
----------------------------------------------------------------------------------------------------------------------
DELAWARE -- 1.2%
Delaware HFA, Beebe Medical Center, 6.75%, 6/1/14..................................            3,500             3,542
   Medical Center of Delaware, (MBIA Insured), 9.25%, 10/1/95......................           13,000            13,056
----------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.8%
Dist. of Columbia, American Univ., VRDN (Currently 3.60%)..........................            3,290             3,290
Washington D.C. Metropolitan Transit Auth., (FGIC Insured), 5.25%, 7/1/14..........            7,500             7,063
----------------------------------------------------------------------------------------------------------------------
FLORIDA -- 6.5%
Broward County Resource Recovery, Broward Waste Energy, L.P. North,
         7.95%, 12/1/08............................................................           11,415            12,779
   Broward Waste Energy, L.P. South, 7.95%, 12/1/08................................              935             1,047
Dade County, (MBIA Insured), Zero Coupon, 2/1/09...................................           12,185             5,710
         Zero Coupon, 2/1/13.......................................................           13,315             4,755
Florida Board of Ed., Public Ed. Capital Outlay, GO, 5.25%, 6/1/14.................            6,500             6,031
         5.20%, 6/1/23.............................................................           10,375             9,297
         7.25%, 6/1/23.............................................................            5,640             6,280
         7.25%, 6/1/23 (Pre-refunded 6/1/00+)......................................               35                40
Florida Division of Bond Fin., (AMBAC Insured), 5.75%, 7/1/10......................            9,000             9,159
Florida DOT, 5.80%, 7/1/21.........................................................            5,000             4,876
Florida Turnpike Auth., (FGIC Insured), 5.00%, 7/1/15..............................            4,500             4,064
Jacksonville Electric Auth., St. Johns River, 5.50%, 10/1/13.......................            5,400             5,208
Jacksonville HFA, Baptist Medical Center, (MBIA Insured),
         VRDN (Currently 3.55%)....................................................            2,400             2,400
Jacksonville Transportation Auth., GO, 7.375%, 7/1/20
      (Pre-refunded 7/1/00+).......................................................            8,750            10,024
Orlando Utilities Commission, Water and Electric, 5.50%, 10/1/26...................            6,095             5,676
----------------------------------------------------------------------------------------------------------------------
GEORGIA -- 6.9%
Fulton-Dekalb Hosp. Auth., Grady Memorial Hosp., GO, (AMBAC Insured),
         6.80%, 1/1/07 (Escrowed to Maturity)......................................            5,530             6,318
         6.80%, 1/1/08 (Escrowed to Maturity)......................................            5,905             6,745
         6.85%, 1/1/09 (Escrowed to Maturity)......................................            6,310             7,223
         6.85%, 1/1/10 (Escrowed to Maturity)......................................            6,745             7,690
      (MBIA Insured), 5.50%, 1/1/20................................................            3,400             3,209
Georgia, GO, 3.25%, 7/1/14.........................................................            5,000             3,610
Gwinnett County School Dist., GO, 6.40%, 2/1/11....................................            3,905             4,280
         6.40%, 2/1/12.............................................................            1,255             1,366

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--------------------------------------------------------------------------------

                                                                                             Amount            Value
                                                                                           ---------        ----------
Henry County School Dist., GO, 6.45%, 8/1/11.......................................        $   2,100        $    2,279
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, 6.90%, 7/1/16.................            5,655             6,172
         6.55%, 7/1/20.............................................................            5,500             5,770
Municipal Electric Auth. of Georgia, (AMBAC Insured), 6.40%, 1/1/07................            7,500             8,236
         7.25%, 1/1/24.............................................................            6,500             7,782
      (FGIC Insured), 6.125%, 1/1/14...............................................            5,500             5,556
         8.125%, 1/1/17............................................................            5,680             6,213
         5.70%, 1/1/19.............................................................            5,100             4,915
Paulding County, Water and Sewer, (MBIA Insured), 6.00%, 12/1/13...................            5,000             5,174
----------------------------------------------------------------------------------------------------------------------
IDAHO -- 0.6%
Idaho HFA, Holy Cross Hosp., VRDN (Currently 3.50%)................................            4,800             4,800
   St. Lukes Regional Med. Center, VRDN (Currently 3.50%)..........................            2,500             2,500
Idaho Housing Agency, (FHA Guaranteed), 7.70%, 7/1/17..............................              850               907
----------------------------------------------------------------------------------------------------------------------
ILLINOIS -- 1.6%
Cook County, GO, (MBIA Insured), 5.00%, 11/15/23...................................            3,915             3,381
Cook, Dupage, Kane, Lake, McHenry, and Will Counties
   Regional Transportation Auth., (FGIC Insured), 7.75%, 6/1/19....................            5,350             6,605
Illinois HFA, Hinsdale Health System, 9.00%, 11/15/15..............................            4,850             5,553
Illinois Regional Trans. Auth., (FGIC Insured), 6.70%, 11/1/21.....................            5,000             5,529
----------------------------------------------------------------------------------------------------------------------
INDIANA -- 0.2%
St. Joseph's County Hosp Auth., St. Joseph's Medical Center,
      (MBIA Insured), 6.70%, 12/1/02...............................................            1,985             2,211
----------------------------------------------------------------------------------------------------------------------
KANSAS -- 0.7%
Johnson County, Internal Improvement, GO, 6.125%, 9/1/12...........................            4,000             4,100
Kansas, DOT, 5.375%, 3/1/13........................................................            5,500             5,263
----------------------------------------------------------------------------------------------------------------------
KENTUCKY -- 1.3%
Carroll County, PCR, Kentucky Utilities, 7.45%, 9/15/16............................           15,000            16,827
Kentucky Turnpike Auth., Economic Dev., 7.25%, 5/15/10
      (Pre-refunded 5/15/00+)......................................................            1,000             1,129
----------------------------------------------------------------------------------------------------------------------
LOUISIANA -- 1.4%
East Baton Rouge Mortgage Fin. Auth., 7.375%, 3/1/10
      (Escrowed to Maturity).......................................................            2,800             2,990
Louisiana Offshore Terminal Auth., LOOP, 7.60%, 9/1/10.............................           10,440            11,517
New Orleans Aviation Board, (MBIA Insured), VRDN (Currently 3.50%).................            4,000             4,000
----------------------------------------------------------------------------------------------------------------------
MARYLAND -- 5.2%
Baltimore City, Convention Center, (FGIC Insured), 6.00%, 9/1/17...................            4,000             4,017
Baltimore County, Pickersgill Retirement Community, 7.70%, 1/1/21..................            2,000             2,110
Gaithersburg, Asbury Methodist Home, 7.85%, 1/1/20
      (Pre-refunded 1/1/00+).......................................................            3,000             3,428

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--------------------------------------------------------------------------------

                                                                                             Amount            Value
                                                                                           ---------        ----------
Maryland CDA, Single Family, 6.45%, 4/1/14.........................................        $   2,000        $    2,052
         7.60%, 4/1/17.............................................................            7,810             8,322
         7.25%, 4/1/19.............................................................            2,500             2,640
Maryland HHEFA, Good Samaritan Hosp., 5.75%, 7/1/19................................            3,000             2,829
   Howard County General Hosp., 5.50%, 7/1/13......................................            3,750             3,317
   Johns Hopkins Hosp., Zero Coupon, 7/1/19........................................            9,000             2,100
   Johns Hopkins Univ., 7.50%, 7/1/20..............................................            9,475            10,376
   Kennedy Kreiger Institute, 6.75%, 7/1/22........................................            1,500             1,492
   Univ. of Maryland Medical System,
         9.50%, 1/1/14 (Pre-refunded 7/22/96+).....................................            5,415             5,782
      (FGIC Insured), 5.00%, 7/1/20................................................            8,005             7,005
         7.00%, 7/1/22.............................................................            1,500             1,732
Maryland Water Quality Fin. Administration, Revolving Loan Fund,
         7.25%, 9/1/12.............................................................            1,950             2,190
Montgomery County Housing Opportunities Commission, Single Family,
         7.50%, 7/1/17.............................................................            1,085             1,153
Prince George's County, Dimensions Health Corp., 5.30%, 7/1/24.....................           11,000             9,314
----------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS -- 3.2%
Massachusetts Housing Fin. Agency, 6.30%, 12/1/14..................................            6,250             6,322
Massachusetts Bay Transportation Auth., General Transportation, GO,
         7.00%, 3/1/14.............................................................            3,150             3,583
         7.00%, 3/1/21.............................................................            6,200             7,093
Massachusetts HEFA, Harvard Univ., 6.25%, 4/1/20...................................            5,000             5,333
         5.375%, 11/1/32...........................................................            8,000             7,397
   Massachusetts General Hosp., (AMBAC Insured), 6.00%, 7/1/15.....................            4,500             4,539
Massachusetts Water Resources Auth., (MBIA Insured), 5.25%, 12/1/20................            6,540             5,977
Univ. of Massachusetts, Building Auth., GO, (MBIA Insured), 5.50%, 5/1/15..........            2,750             2,614
----------------------------------------------------------------------------------------------------------------------
MICHIGAN -- 0.4%
Michigan HDA, 6.45%, 12/1/14.......................................................            2,120             2,184
         7.55%, 12/1/15............................................................            1,750             1,869
Michigan Hosp. Fin. Auth., Bay Medical Center, 8.25%, 7/1/12.......................            1,000             1,068
----------------------------------------------------------------------------------------------------------------------
MINNESOTA -- 1.5%
Northern Minnesota Municipal Power Agency, 7.35%, 1/1/02...........................            5,000             5,522
Rochester Health Care Fac., Mayo Foundation/Mayo Medical Center,
         5.90%, 11/15/09...........................................................            2,000             2,090
         5.90%, 11/15/10...........................................................            4,000             4,146
         6.25%, 11/15/21...........................................................            3,000             3,067
Univ. of Minnesota, Residual Interest Bond/Inverse Floater,
      8/15/03 (Currently 5.524%)...................................................            5,800             5,662
----------------------------------------------------------------------------------------------------------------------
MISSISSIPPI -- 0.7%
Claiborne County, PCR, Energy Resources Inc., 7.30%, 5/1/25........................            2,750             2,828
   Systems Energy Resources, 9.875%, 12/1/14.......................................            3,400             3,988

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--------------------------------------------------------------------------------

                                                                                             Amount            Value
                                                                                           ---------        ----------
Mississippi Home Corp., Single Family Mortgage, (FGIC Insured),
         9.25%, 3/1/12.............................................................        $     925        $    1,009
Warren County, PCR, Mississippi Power and Light, 7.00%, 4/1/22.....................            1,500             1,546
----------------------------------------------------------------------------------------------------------------------
MISSOURI -- 0.6%
Joplin IDA, Tri-State Osteopathic Hosp. Assoc., 8.25%, 12/15/14....................            1,440             1,472
Missouri HEFA, Bethesda Health Group, 7.50%, 8/15/12...............................            1,250             1,292
   SSM Health Care, (MBIA Insured), VRDN (Currently 3.50%).........................            5,000             5,000
----------------------------------------------------------------------------------------------------------------------
NEBRASKA -- 0.2%
Omaha Public Power Dist., Electric System, 6.20%, 2/1/17...........................            3,000             3,138
----------------------------------------------------------------------------------------------------------------------
NEVADA -- 1.3%
Clark County School Dist., Limited Tax School Improvement, GO,
      (MBIA Insured), 7.00%, 6/1/11................................................            3,500             4,020
         5.50%, 6/15/16............................................................            2,000             1,880
Nevada, Municipal Bond Bank, GO, 7.25%, 11/1/10 (Escrowed to Maturity).............            3,050             3,475
Nevada Housing Division, 12.50%, 10/1/96...........................................               10                10
   Single Family, 7.85%, 10/1/15...................................................            1,085             1,149
Washoe County School Dist., GO, (MBIA Insured), 5.75%, 6/1/14......................            7,000             6,819
----------------------------------------------------------------------------------------------------------------------
NEW JERSEY -- 1.8%
New Jersey Economic Dev. Auth., PCR, Dow Chemical/El Dorado,
         VRDN (Currently 3.35%)....................................................            1,000             1,000
New Jersey Sports and Exposition Auth., Monmouth Park, 8.00%, 1/1/25...............            4,500             4,906
New Jersey Turnpike Auth., 6.50%, 1/1/16...........................................           14,500            15,629
      (MBIA Insured), 6.50%, 1/1/16................................................            2,000             2,178
----------------------------------------------------------------------------------------------------------------------
NEW MEXICO -- 0.1%
Gallup, PCR, Plains Electric Generation and Transmission Coop.,
      (MBIA Insured), 6.65%, 8/15/17...............................................            2,000             2,145
----------------------------------------------------------------------------------------------------------------------
NEW YORK -- 11.2%
Dormitory Auth. of the State of New York, City Univ., 5.75%, 7/1/13................           10,000             9,596
         6.00%, 7/1/14.............................................................           10,000             9,921
         5.75%, 7/1/18.............................................................            6,480             6,164
   New York State Dept. of Health, 5.50%, 7/1/23...................................            4,250             3,826
   State Univ. Ed. Fac., 5.00%, 5/15/18............................................            3,920             3,304
         5.75%, 5/15/24............................................................            6,000             5,601
   Vassar College, 7.25%, 7/1/15...................................................            2,000             2,189
Municipal Assistance Corp. for the City of New York, 7.375%, 7/1/08................            2,500             2,626
New York City, GO, 6.375%, 8/1/04..................................................            4,145             4,294
         8.00%, 8/1/16.............................................................              180               212
      (FSA Insured), 6.00%, 12/1/18 (Escrowed to Maturity).........................            5,000             4,962
New York City IDA, Civic Fac., Rockefeller Foundation, 5.375%, 7/1/23..............            2,500             2,347

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--------------------------------------------------------------------------------

                                                                                             Amount            Value
                                                                                           ---------        ----------
New York City Municipal Water Fin. Auth., Water and Sewer,
         5.50%, 6/15/23............................................................        $   5,000        $    4,594
New York State Environmental Fac. Corp., PCR, New York City
   Municipal Water, 5.75%, 6/15/12.................................................            1,450             1,450
   State Water Revolving Fund, 6.90%, 11/15/15.....................................            5,365             6,164
New York State Housing Fin. Agency, State Univ. Construction,
         7.80%, 5/1/01 (Escrowed to Maturity)......................................            2,000             2,331
New York State Local Gov't. Assistance Corp., Public Benefit Corp.,
         7.20%, 4/1/04.............................................................            5,000             5,637
         6.00%, 4/1/14.............................................................            9,750             9,837
New York State Medical Care Fac. Fin. Agency, Albany and St. John's
   Medical Center, (FHA Guaranteed), 6.20%, 2/15/28................................            3,480             3,523
   Buffalo General Hosp., (FHA Guaranteed), 6.00%, 8/15/14.........................            9,065             9,101
   Mental Health Services, 6.50%, 8/15/24..........................................            6,000             6,075
   Mount Sinai Hosp., (FHA Guaranteed), 5.75%, 8/15/19.............................            5,000             4,811
   New York Hosp., (AMBAC Insured), 6.50%, 8/15/29.................................            4,625             4,814
   Presbyterian Hosp., (FHA Guaranteed), 5.50%, 8/15/24............................            5,000             4,588
New York State Power Auth., 7.375%, 1/1/18 (Pre-refunded 1/1/96+)..................            1,600             1,650
New York State Thruway Auth., (MBIA Insured), 5.00%, 1/1/20........................            5,000             4,381
New York State Urban Dev. Corp., Correctional Capital Fac.,
      (MBIA Insured), 5.50%, 1/1/25................................................            8,700             8,182
Triborough Bridge and Tunnel Auth., 5.50%, 1/1/17..................................           20,000            19,034
----------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA -- 1.9%
Cumberland County, Civic Center, COP, (AMBAC Insured), 6.40%, 12/1/24..............            2,750             2,875
North Carolina Eastern Municipal Power Agency, 7.50%, 1/1/10.......................            4,330             4,811
         7.50%, 1/1/10 (Escrowed to Maturity)......................................            4,650             5,563
North Carolina Eastern Municipal Power Agency, 6.50%, 1/1/18
      (Escrowed to Maturity).......................................................            2,655             2,928
         6.00%, 1/1/26.............................................................            3,500             3,252
North Carolina Housing Fin. Agency, 7.40%, 3/1/28..................................            2,250             2,401
North Carolina Medical Care Commission, Stanley Memorial Hosp.,
         7.80%, 10/1/19............................................................            3,000             3,169
----------------------------------------------------------------------------------------------------------------------
OHIO -- 1.8%
Cleveland, Waterworks, (MBIA Insured), 5.50%, 1/1/13...............................            4,765             4,681
Franklin County, GO, 6.80%, 12/1/09 (Pre-refunded 12/1/00+)........................            2,860             3,210
         6.80%, 12/1/10 (Pre-refunded 12/1/00+)....................................            3,240             3,636
   County Courthouse (Limited Tax), GO,
         6.375%, 12/1/17 (Pre-refunded 12/1/01+)...................................            2,000             2,224
Montgomery County Hosp. Fac., Kettering Medical Center, (MBIA Insured),
         7.375%, 4/1/02............................................................            2,500             2,749
Ohio Water Dev. Auth., PCR, Cleveland Electric Illuminating, 7.70%, 8/1/25.........            2,700             2,774
      (AMBAC Insured), 5.50%, 12/1/18..............................................            5,000             4,763

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--------------------------------------------------------------------------------

                                                                                             Amount            Value
                                                                                           ---------        ----------
OKLAHOMA -- 0.7%
Grand River Dam Auth., (AMBAC Insured), 5.50%, 6/1/13..............................        $   5,000        $    4,933
Tulsa County Home Fin. Auth., Single Family Mortgage, (FGIC Insured),
         6.90%, 8/1/10 (Escrowed to Maturity)......................................            4,250             4,864
----------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA -- 3.3%
Allegheny County Hosp. Dev. Auth., Montefiore Hosp. Assoc.
   of Western Pennsylvania, 9.75%, 7/1/05 (Pre-refunded 7/1/96+)...................           12,000            12,801
Beaver County IDA, PCR, Cleveland Electric Illuminating, 7.625%, 5/1/25............            7,500             7,659
         7.75%, 7/15/25............................................................            3,900             4,022
Pennsylvania, GO, (MBIA Insured), 5.60%, 6/15/14...................................            8,000             7,782
Pennsylvania IDA, Economic Dev., (AMBAC Insured), 5.50%, 1/1/14....................            6,250             5,978
Pennsylvania Intergovernmental Cooperative Auth., Special Tax,
      (FGIC Insured), 6.75%, 6/15/21...............................................            4,750             5,061
Pennsylvania Public School Building Auth., Commonwealth of Pennsylvania,
         9.625%, 11/1/03 (Pre-refunded 11/1/95+)...................................              670               676
----------------------------------------------------------------------------------------------------------------------
PUERTO RICO -- 3.4%
Puerto Rico Aqueduct and Sewer Auth., 7.875%, 7/1/17...............................           11,500            12,808
Puerto Rico Commonwealth, GO, 5.65%, 7/1/15........................................            7,300             7,256
      (MBIA Insured), 5.375%, 7/1/22...............................................            5,000             4,674
Puerto Rico Ind., Med., Higher Ed. and Environmental Pollution Control Fac.
   Fin. Auth., Catholic Univ. of Puerto Rico, 9.25%, 12/1/97.......................            4,930             5,442
Puerto Rico Infrastructure Fin. Auth., 7.75%, 7/1/08...............................            1,740             1,926
         7.50%, 7/1/09.............................................................            9,955            10,933
Univ. of Puerto Rico, (MBIA Insured), 5.25%, 6/1/25................................            3,200             2,926
----------------------------------------------------------------------------------------------------------------------
RHODE ISLAND -- 1.5%
Rhode Island Health and Ed. Building Corp., Bryant College, (MBIA Insured),
         6.125%, 6/1/19............................................................            5,000             5,008
   Rhode Island Hosp., (FGIC Insured),
      Residual Interest Bond/Inverse Floater, 8/15/21 (Currently 9.614%)...........            1,000             1,113
Rhode Island Housing and Mortgage Fin. Corp., Homeownership
   Opportunity, 6.70%, 10/1/14.....................................................            5,000             5,221
         7.85%, 10/1/16............................................................            8,000             8,627
----------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA -- 2.1%
Darlington County, PCR, Carolina Power and Light, (MBIA Insured),
         6.60%, 11/1/10............................................................            4,000             4,307
Greenville Hosp. System, Board of Trustees, Hosp. Fac., 5.50%, 5/1/16..............            5,250             4,877
Piedmont Municipal Power Agency, (FGIC Insured), 6.50%, 1/1/14.....................            3,500             3,782
      (MBIA Insured), 5.375%, 1/1/25...............................................            3,900             3,595
South Carolina Public Service Auth., (AMBAC Insured), 6.25%, 1/1/22................            6,500             6,462
      (MBIA Insured), 5.50%, 7/1/21................................................            3,500             3,280
   Santee Cooper, 7.00%, 7/1/12 (Pre-refunded 7/1/01+).............................            1,650             1,879

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                             Amount            Value
                                                                                           ---------        ----------
SOUTH DAKOTA -- 0.9%
South Dakota Building Auth., 7.50%, 12/1/16........................................        $  10,000        $   10,484
South Dakota HDA, Homeownership Mortgage, 6.65%, 5/1/14............................            2,000             2,081
----------------------------------------------------------------------------------------------------------------------
TENNESSEE -- 1.3%
Chattanooga and Hamilton County Hosp. Auth., Erlanger Medical Center,
         VRDN (Currently 3.50%)....................................................            2,200             2,200
Chattanooga Health, Ed. and Housing Fac. Board, Memorial Hosp.,
      (MBIA Insured), 6.625%, 9/1/07...............................................            2,950             3,322
         6.625%, 9/1/08............................................................            3,150             3,532
Shelby County Health Ed. and Housing Fac. Board, Le Bonhuer Children's
   Medical Center, (MBIA Insured), 5.50%, 8/15/12..................................            4,250             4,118
Tennessee, GO, BAN, VRDN (Currently 3.60%).........................................            4,200             4,200
----------------------------------------------------------------------------------------------------------------------
TEXAS -- 6.6%
Arlington Independent School Dist., Capital Appreciation, GO,
         Zero Coupon, 2/15/16......................................................            9,650             2,674
Brazos River Auth., Houston Lighting and Power, 8.25%, 5/1/15......................           18,000            19,905
Denison Hosp. Auth., Texoma Medical Center, 7.00%, 8/15/14.........................            4,245             4,306
Harris County, GO, (MBIA Insured), Zero Coupon, 8/15/04............................            6,000             3,795
Harris County Health Fac. Dev. Corp., Memorial Hosp., 7.125%, 6/1/15...............            2,500             2,637
   Methodist Hosp., VRDN (Currently 3.40%).........................................            1,000             1,000
   Sisters of Charity of the Incarnate Word, 7.10%, 7/1/21.........................            4,000             4,322
   St. Luke's Episcopal Hosp., VRDN (Currently 3.40%)..............................            4,400             4,400
   Texas Medical Center, (MBIA Insured), 7.375%, 5/15/20...........................            7,645             8,397
Harris County Hosp. Dist., (AMBAC Insured), 7.40%, 2/15/10.........................            1,500             1,755
Harris County IDC, Lubrizol Corp., VRDN (Currently 3.60%)..........................            4,000             4,000
Matagorda County Navigation Dist. Number One, PCR, Central Power
   and Light, 7.50%, 12/15/14......................................................            1,500             1,659
   Houston Lighting and Power, (FGIC Insured), 7.20%, 12/1/18......................            3,600             3,970
Texas, Veterans Housing Assistance, GO, 8.25%, 12/1/10.............................            3,900             4,020
         6.25%, 12/1/15............................................................            6,200             6,320
         7.40%, 12/1/20............................................................           14,205            15,729
----------------------------------------------------------------------------------------------------------------------
UTAH -- 0.9%
Intermountain Power Agency, 7.20%, 7/1/19..........................................            6,200             6,543
         7.50%, 7/1/21.............................................................            4,750             5,147
----------------------------------------------------------------------------------------------------------------------
VERMONT -- 0.8%
Vermont Ed. and Health Buildings Fin. Agency, Medical Center Hosp.
   of Vermont, (FGIC Insured), 7.35%, 9/1/13.......................................            4,650             4,794
         7.45%, 9/1/23.............................................................            2,000             2,084
   Middlebury College, 6.00%, 11/1/22..............................................            3,585             3,593
----------------------------------------------------------------------------------------------------------------------
VIRGINIA -- 4.9%
Fairfax County Water Auth., 6.00%, 4/1/22..........................................           10,000             9,973

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                             Amount            Value
                                                                                           ---------        ----------
Hanover County IDA, Memorial Regional Medical Center, (MBIA Insured),
         6.375%, 8/15/18...........................................................        $   4,185        $    4,466
Henrico County IDA, Bon Secours Health System, St. John's Hosp.,
         7.50%, 9/1/15.............................................................            1,900             2,104
   Bon Secours Health System, St. Mary's Hosp., 7.50%, 9/1/07......................            1,735             1,936
Roanoke IDA, Roanoke Memorial Hosp., Carilion Health System,
         VRDN (Currently 3.50%)....................................................           10,000            10,000
Virginia HDA, 6.25%, 7/1/11........................................................            5,000             5,058
         6.90%, 7/1/13.............................................................           11,100            11,524
         6.75%, 7/1/14.............................................................            7,435             7,748
         6.80%, 7/1/17.............................................................            8,900             9,259
Winchester IDA, Winchester Medical Center, Inc., (AMBAC Insured),
      Embedded Interest Rate Swap, 1/1/05 (Currently 5.06%)........................            1,500             1,454
         1/1/06 (Currently 5.16%)..................................................            1,500             1,453
         1/1/07 (Currently 5.26%)..................................................            1,600             1,546
----------------------------------------------------------------------------------------------------------------------
WASHINGTON -- 4.5%
Port of Seattle, 7.40%, 12/1/09....................................................            1,000             1,149
Tacoma Electric System, (AMBAC Insured),
   Residual Interest Bond/Inverse Floater, 1/1/15 (Currently 8.891%)...............            5,000             5,306
      (FGIC Insured), 6.25%, 1/1/15................................................            7,550             7,722
Washington, GO, 5.70%, 10/1/15.....................................................           14,000            13,688
Washington Public Power Supply System, 7.25%, 7/1/09...............................            3,000             3,349
         7.25%, 7/1/15 (Pre-refunded 1/1/00+)......................................            2,200             2,471
         7.50%, 7/1/15.............................................................            2,800             3,019
         7.50%, 7/1/15 (Pre-refunded 7/1/99+)......................................            4,310             4,867
      (FSA Insured), 6.25%, 7/1/12.................................................            5,000             5,212
Washington Public Power Supply System, (MBIA Insured), 5.60%, 7/1/15...............            7,500             7,146
         6.25%, 7/1/17.............................................................            6,000             6,064
----------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA -- 0.7%
Kanawha County Building Commission, Charleston Area Medical Center,
         7.50%, 11/1/08............................................................            2,250             2,431
Marshall County, PCR, Mountaineer Carbon Company,
         VRDN (Currently 3.40%)....................................................            3,400             3,400
West Virginia State Parkways, Economic Dev. and Tourism Auth.,
      (FGIC Insured), Residual Interest Bond/Inverse Floater, 5/16/19
      (Currently 7.479%)...........................................................            3,600             3,375
----------------------------------------------------------------------------------------------------------------------
WISCONSIN -- 0.1%
Wisconsin Public Power Agency, (AMBAC Insured), 7.00%, 7/1/02......................            1,500             1,662
----------------------------------------------------------------------------------------------------------------------
WYOMING -- 0.9%
Converse County, PCR, Pacificorp, (AMBAC Insured), VRDN
      (Currently 3.40%)............................................................            3,590             3,590

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                             Amount            Value
                                                                                           ---------        ----------
Lincoln County, PCR, (AMBAC Insured), VRDN (Currently 3.40%).......................        $   1,360        $    1,360
   Exxon, VRDN (Currently 3.35%)...................................................            2,900             2,900
Sweetwater County PCR, Pacificorp, VRDN (Currently 3.40%)..........................            4,800             4,800
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.6% OF NET ASSETS
(COST  $1,285,379).................................................................                          1,352,288
----------------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS

                                                                                       Contract     Unrealized
                                                                         Expiration     Value       Gain (Loss)
                                                                        ------------  ----------   -------------
Short, 250 U.S. Treasury thirty-year contracts,
   $1,600,000 of Municipal Bonds
   pledged as initial margin.............................................  12/95      $(28,188)    $     (151)
Net payments (receipts) of variation margin to date............................................             3
                                                                                                   ----------
Variation margin receivable (payable) on open
   futures contracts...........................................................................                          (148)
OTHER ASSETS LESS LIABILITIES..................................................................                        (7,860)
                                                                                                                   ----------
NET ASSETS CONSIST OF:                                                                                Value
                                                                                                   ----------
Accumulated net investment income - net of distributions.......................................           632
Accumulated net realized gain/loss - net of distributions......................................       (18,055)
Net unrealized gain (loss).....................................................................        66,758
Paid-in-capital applicable to 142,860,425 shares of $1.00 par value capital
   stock outstanding; 500,000,000 shares authorized............................................     1,294,945
                                                                                                   ----------
NET ASSETS.....................................................................................                    $1,344,280
                                                                                                                   ==========
NET ASSET VALUE PER SHARE......................................................................                         $9.41
                                                                                                                        =====
------------------------------------------------------------------------------------------------------------------------------

    +  -  Used in determining portfolio maturity
AMBAC  -  AMBAC Indemnity Corp.
  BAN  -  Bond Anticipation Note
 BIGI  -  Bond Investors Guaranty Insurance
  CDA  -  Community Development Administration
  COP  -  Certificates of Participation
  DOT  -  Department of Transportation
 FGIC  -  Financial Guaranty Insurance Company
  FHA  -  Federal Housing Authority
  FSA  -  Financial Security Assurance Corp.
   GO  -  General Obligation
  HDA  -  Housing Development Authority
 HEFA  -  Health and Educational Facility Authority
  HFA  -  Health Facility Authority
HHEFA  -  Health and Higher Educational Facility Authority
  IDA  -  Industrial Development Authority
  IDB  -  Industrial Development Bond
  IDC  -  Industrial Development Corp.
  IDR  -  Industrial Development Revenue
 MBIA  -  Municipal Bond Investors Assurance Corp.
  PCR  -  Pollution Control Revenue
 TRAN  -  Tax Revenue Anticipation Note
 VRDN  -  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
T. Rowe Price Tax-Free Income Fund/Six Months Ended August 31, 1995 (Unaudited) (in thousands)

INVESTMENT INCOME
   Interest income................................................    $  41,251
                                                                      ---------
Expenses
   Investment management..........................................        3,292
   Shareholder servicing..........................................          329
   Custody and accounting.........................................          132
   Prospectus and shareholder reports.............................           31
   Registration...................................................           22
   Legal and audit................................................           16
   Directors......................................................           10
   Miscellaneous..................................................           11
                                                                      ---------
   Total expenses.................................................        3,843
                                                                      ---------
Net investment income.............................................       37,408
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Securities.....................................................        8,131
   Futures........................................................         (875)
                                                                      ---------
   Net realized gain (loss).......................................        7,256
                                                                      ---------
Change in net unrealized gain or loss on:
   Securities.....................................................       14,933
   Futures........................................................         (151)
                                                                      ---------
   Change in net unrealized gain or loss..........................       14,782
                                                                      ---------
Net realized and unrealized gain (loss)...........................       22,038
                                                                      ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    $  59,446
                                                                      =========
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
T. Rowe Price Tax-Free Income Fund (Unaudited)
(in thousands)

                                                                                     Six Months Ended       Year Ended
                                                                                      Aug. 31, 1995       Feb. 28, 1995
                                                                                     ----------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
   Net investment income......................................................          $   37,408         $   76,894
   Net realized gain (loss)...................................................               7,256            (23,348)
   Change in net unrealized gain or loss......................................              14,782            (34,914)
                                                                                        ----------         ----------
Increase (decrease) in net assets from operations.............................              59,446             18,632
                                                                                        ----------         ----------
Distributions to shareholders
   Net investment income......................................................             (37,408)           (76,894)
   Net realized gain..........................................................                  --             (5,930)
                                                                                        ----------         ----------
   Decrease in net assets from distributions..................................             (37,408)           (82,824)
                                                                                        ----------         ----------
Capital share transactions*
   Shares sold................................................................              97,512            197,393
   Distributions reinvested...................................................              25,111             57,113
   Shares redeemed............................................................            (129,056)          (314,220)
                                                                                        ----------         ----------
   Increase (decrease) in net assets from capital share transactions..........              (6,433)           (59,714)
                                                                                        ----------         ----------
Increase (decrease) in net assets.............................................              15,605           (123,906)

NET ASSETS
Beginning of period...........................................................           1,328,675          1,452,581
                                                                                        ----------         ----------
End of period.................................................................          $1,344,280         $1,328,675
                                                                                        ==========         ==========
---------------------------------------------------------------------------------------------------------------------
 * Share information
    Shares sold...............................................................              10,429             21,817
    Distributions reinvested..................................................               2,686              6,296
    Shares redeemed...........................................................             (13,835)           (34,848)
                                                                                        ----------         ----------
    Increase (decrease) in shares outstanding.................................                (720)            (6,735)
                                                                                        ==========         ==========
---------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
T. Rowe Price Tax-Free Income Fund / August 31, 1995  (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Income Fund (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

A) Valuation - Debt securities are generally traded in the over-the-counter market. Investments in securities with remaining maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

B) Premiums and Discounts - Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

C) Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on an identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts, are recorded as unrealized gain or loss until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and enhance performance. The investment objective, policies, program, risk factors, and following practices of the fund are described more fully in the fund's Prospectus and Statement of Additional Information.

A) Futures Contracts - At August 31, 1995, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

B) Other - Purchases and sales of portfolio securities, other than short-term securities, aggregated $318,435,000 and $349,337,000, respectively, for the six months ended August 31, 1995.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund has unused realized capital loss carryforwards for federal income tax purposes of $16,746,000, which expire in 2003. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     At August 31, 1995, the aggregate cost of investments for federal income tax and financial reporting purposes was $1,285,379,000 and net unrealized gain aggregated $66,909,000, of which $71,182,000 related to appreciated investments and $4,273,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the Manager) provides for an annual investment management fee, of which $547,000 was payable at August 31, 1995. The fee is computed daily and paid monthly, and consists of an Individual Fund Fee equal to 0.15% of average daily net assets and a Group Fee. The Group Fee is based on the combined assets of certain mutual funds sponsored by the Manager or Rowe-Price Fleming International, Inc. (the Group). The Group Fee rate ranges from 0.48% for the first $1 billion of assets to 0.31% for assets in excess of $34 billion. At August 31, 1995, and for the six months then ended, the effective annual Group Fee rate was 0.34%. The fund pays a pro rata share of the Group Fee based on the ratio of its net assets to those of the Group.

     In addition, the fund has entered into agreements with the Manager and a wholly owned subsidiary of the Manager, pursuant to which the fund receives certain other services. The Manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $317,000 for the six months ended August 31, 1995, of which $59,000 was payable at period-end.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
T. Rowe Price Tax-Free Income Fund (Unaudited)

                                                                    For a share outstanding throughout each period
                                             -------------------------------------------------------------------------------------
                                                                                             Year Ended
                                                Six Months     -------------------------------------------------------------------
                                                  Ended           Feb. 28,      Feb. 28,      Feb. 28,      Feb. 29,      Feb. 28,
                                             August 31, 1995        1995          1994          1993          1992          1991
                                             -------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD.............................         $9.25             $9.66         $9.84         $9.09         $8.79         $8.66
                                                  -----             -----         -----         -----         -----         -----
Investment Activities
   Net investment income.................          0.26              0.53          0.54          0.56          0.57          0.57
   Net realized and unrealized
      gain (loss)........................          0.16             (0.37)           --          0.75          0.30          0.13
                                                  -----             -----         -----         -----         -----         -----
   Total from Investment Activities......          0.42              0.16          0.54          1.31          0.87          0.70
                                                  -----             -----         -----         -----         -----         -----
Distributions
   Net investment income.................         (0.26)            (0.53)        (0.54)        (0.56)        (0.57)        (0.57)
   Net realized gain.....................            --             (0.04)        (0.18)           --            --            --
                                                  -----             -----         -----         -----         -----         -----
   Total Distributions...................         (0.26)            (0.57)        (0.72)        (0.56)        (0.57)        (0.57)
                                                  -----             -----         -----         -----         -----         -----
NET ASSET VALUE, END OF PERIOD...........         $9.41             $9.25         $9.66         $9.84         $9.09         $8.79
                                                  =====             =====         =====         =====         =====         =====
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Total Return.............................         4.62%             1.90%         5.50%        14.88%        10.17%         8.40%
Ratio of Expenses to Average
   Net Assets............................         0.57%+            0.59%         0.59%         0.61%         0.62%         0.63%
Ratio of Net Investment Income
   to Average Net Assets.................         5.58%+            5.80%         5.40%         5.98%         6.34%         6.59%
Portfolio Turnover Rate..................         49.8%+            49.3%         71.2%         76.7%         57.9%         79.7%
Net Assets, End of Period
   (in thousands)........................    $1,344,280        $1,328,675    $1,452,581    $1,441,646    $1,245,297    $1,128,635
----------------------------------------------------------------------------------------------------------------------------------

+ Annualized.

--------------------------------------------------------------------------------
Fellow Shareholders
--------------------------------------------------------------------------------

While stocks have captured most of the headlines so far this year, bonds also delivered strong returns for investors. Bond prices rose and yields fell sharply, although long-term tax-exempt issues trailed their taxable equivalents. Despite the Federal Reserve's ease in July, municipal and taxable bonds gave back some of their gains after revised economic data indicated the economy was not slowing to the extent originally believed.

MARKET ENVIRONMENT

Municipals turned in their strongest performance this year in January and February, when the yield on 30-year AAA general obligation bonds fell to 5.95% from 6.65%. However, during the six months covered in this report, that yield declined by only another 10 basis points to 5.85% compared with an 80-basis-point drop in 30-year Treasury bonds.

     The tax-exempt market's lagging performance relative to Treasuries can be attributed largely to investor concerns about tax reform proposals in Washington (see sidebar on page 4). One effect of this key issue was the divergence between intermediate- and long-term tax-exempt bonds. During the six

--------------------------------------------------------------------------------
Municipal Bond and Note Yield
--------------------------------------------------------------------------------

[CHART APPEARS HERE]




months ended August 31, bonds maturing in 5 to 10 years provided higher total returns than long-term bonds. The municipal yield curve steepened significantly (short-term yields fell and long-term yields were steady), because investors demonstrated their reluctance to assume the additional risk of buying bonds with long maturities until tax uncertainties are cleared up.

TAX-EXEMPT MONEY FUND

Short-term municipal yields changed little during the quarter ended August 31, despite the usual gyrations due to technical factors (large cash flows from July 1 coupon and maturity payments, and high seasonal note issuance). The money market yield curve is currently rather flat, as the difference between the daily and one-year security yields averaged a meager one-quarter percentage point during the quarter. By comparison, the gap averaged nearly three-quarters of a percentage point during the past 12 months.

     Your fund began the quarter with a weighted average maturity 10 days longer than its peer group average, a posture we believed was appropriate in view of slower economic growth and the possibility of Fed easing. Early in the quarter, we allowed maturities to shorten to take advantage of seasonal issuance, which usually puts upward pressure on yields. Our maturity posture at quarter-end was once again in neutral territory. We expect to remain neutral to slightly aggressive going forward because we believe the Fed will maintain a stable monetary policy near term, new short-term issuance will be lower, and money fund assets will continue to grow about 10% this year.

     Your fund's performance, as shown on the next page, was slightly ahead of its peer group during the past three- and six-month periods ended August 31.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                           Periods Ended 8/31/95
                                                           ---------------------
                                                           3 Months     6 Months
                                                           --------     --------
Tax-Exempt Money Fund                                       0.82%        1.73%
IBC/Donoghue Money Fund
   Report Average*                                          0.80         1.70
--------------------------------------------------------------------------------
*Stockbroker and General Purpose Funds

TAX-FREE SHORT-INTERMEDIATE FUND

We began the six-month period ended August 31 with a neutral weighted average maturity, a focus on one- to five-year maturities, and increasing exposure to states with favorable supply and demand factors. Further along in the period, evidence of economic slowing prompted us to extend maturities to capture higher yields as rates fell. However, recent data showing strength in home and automobile sales triggered a more cautious posture once again. We ended the fund's most recent fiscal quarter with a weighted average maturity just under three years, down from 3.42 years on May 31 and 3.15 years at the end of February.

     Our focus on one- to five-year maturities contributed significantly to performance. Investor demand for these securities, triggered by tax reform concerns, pushed prices higher and yields lower relative to long-term bonds. Until there is a clear indication of what type of changes will be made in the tax code, investors are still likely to position themselves cautiously in shorter-term bonds.

     Our strategy allowed the fund to outperform its peer group average during both the quarter and the six months ended August 31.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                           Periods Ended 8/31/95
                                                           ---------------------
                                                           3 Months     6 Months
                                                           --------     --------
Tax-Free Short-Intermediate
   Fund                                                     1.50%         3.80%
Lipper Short Municipal
   Debt Fund Average                                        1.46          3.63
--------------------------------------------------------------------------------

TAX-FREE INSURED INTERMEDIATE BOND FUND

Our strategy here was similar to that of the Tax-Free Short-Intermediate Fund. We began the six-month period with a neutral duration, a focus on 5- to 10-year maturities, and increasing exposure to states with favorable supply and demand factors. As the economy slowed, we lengthened maturities and then shortened them again in the second fiscal quarter when economic data suggested renewed strength. Investors flocked to bonds with maturities shorter than seven years because of uncertainty surrounding tax-reform discussions. As a result, your fund's allocation to securities with two- to seven-year maturities helped performance.

     We have also increased our allocation to bonds issued by high-tax states, such as New York and Maryland. The added tax advantages for local residents should create stronger demand for these issues, propelling prices higher. We anticipate that 1995 will see the lowest issuance of municipal bonds since 1990, helping bonds from these areas outperform bonds issued by states with lower tax rates.

     This strategy resulted in a stronger performance than our peer group average during the second quarter and the first half of your fund's fiscal year.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                           Periods Ended 8/31/95
                                                           ---------------------
                                                           3 Months     6 Months
                                                           --------     --------
Tax-Free Insured
   Intermediate Bond Fund                                    1.71%        5.59%
Lipper Intermediate Municipal
   Debt Fund Average                                         1.55         5.05
--------------------------------------------------------------------------------

TAX-FREE INCOME FUND

Two opposing forces dominated the long end of the municipal market during the past six months. On one hand, the slowing economy provided an environment for declining yields and rising bond prices. On the other hand, concerns about tax reform suggested that long-term municipal bond yields might not fall as much as their taxable counterparts.

     Uncertainty surrounding the tax reform issue kept us from becoming overly aggressive on the direction of tax-exempt yields. Throughout most of the first two fiscal quarters, we maintained the fund's weighted average maturity at about 18 years, and the fund's duration, which measures sensitivity to changes in interest rates, near 7.75 years.

     We were more certain in our outlook on credit quality spreads. Believing that medium-quality, higher-yielding bonds were undervalued, we took the opportunity to add securities in this sector to the portfolio. Subsequently, these bonds rose in price and their yields moved closer to those of higher-quality bonds, aiding fund performance through both price appreciation and the higher income we had captured.

     By the end of June, the municipal bond market appeared to have overreacted to talk of tax reform. Yields on long-term municipals approached 90% of the 30-year Treasury bond yield, and we were able to buy long-term bonds with attractive yields. Your fund's performance lagged modestly during the quarter but performed in line with the average for similar funds during the first six months of the fiscal year.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                           Periods Ended 8/31/95
                                                           ---------------------
                                                           3 Months     6 Months
                                                           --------     --------
Tax-Free Income Fund                                         0.45%        4.62%
Lipper General Municipal Debt Fund Average                   0.57         4.62
--------------------------------------------------------------------------------

TAX-FREE HIGH YIELD FUND

Your fund started the calendar year with a somewhat defensive maturity posture, which served shareholders well throughout last year's difficult environment. Going into the fiscal year last March, however, we began to make two adjustments that worked out well through the quarter ended August 31. First, we shifted toward a neutral to slightly aggressive position versus the competition. This entailed keeping the fund's duration in a range of 7.3 to 7.6 years, reducing cash levels to about 3%, and extending the weighted average maturity to just beyond 20 years.

     The second change was an increased weighting in below-investment-grade holdings to 30% from 24% of net assets. Yield spreads between high- and lower-quality bonds had increased significantly in 1994, which provided an opportunity to bolster the fund's yield. We recently cut back our purchases in this sector as yield spreads have narrowed once again. This shift in emphasis lowered your fund's average credit quality only slightly, since a portion of these purchases were funded by the sale of BBB-rated bonds.

     These adjustments helped the fund outperform its peer group average over the past three- and six-month periods. Going forward, however, we expect to adopt a more cautious posture since bonds could well have registered most of the gains we anticipate for 1995.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                           Periods Ended 8/31/95
                                                           ---------------------
                                                           3 Months     6 Months
                                                           --------     --------
Tax-Free High Yield Fund                                    1.22%        5.37%
Lipper High Yield Municipal Debt Fund Average               1.05         4.89
--------------------------------------------------------------------------------

OUTLOOK

For the past three months, the 30-year Treasury bond yield has hovered in a range between 6.5% and 7%. While recent economic growth has slowed significantly from last year's rapid pace, it may not have slowed to the extent the Federal Reserve believed when it loosened monetary policy in July. Second quarter GDP, initially reported to have increased by a paltry 0.5% annualized rate, was subsequently revised to 1.1%. Growth in the third and fourth quarters should be closer to the long-term trend of 2.5%.

--------------------------------------------------------------------------------
Municipal Bonds Hindered by Tax Reform Proposals
--------------------------------------------------------------------------------

In recent months, proposals for tax reform in Washington have trimmed returns on municipal bonds. Most of these proposals are still in rudimentary form, but they center on the possibility of a flat tax with a low income tax rate and the elimination of taxes on the income from taxable securities. As a result, investors demanded higher yields on long-term tax-exempt issues relative to Treasuries to compensate for the risk that new legislation might reduce the tax advantages of municipals. Tax-exempt securities with short maturities have performed better, because they are less vulnerable to any changes in the tax laws.

     Tax reform discussions could continue to affect the municipal market adversely, but we believe the likelihood of a genuine flat tax is slim. In our experience, the market often overreacts to proposed changes in the tax code, creating periods of market weakness we view as buying opportunities. Accordingly, we have taken advantage of the demand for short-term tax-exempt bonds and have purchased long-term bonds when their yields have approached those of long-term Treasury bonds.
--------------------------------------------------------------------------------


     Until the economy shows clearer signs of veering from moderate to either slower or more rapid growth, long bond yields are likely to remain close to current levels. Despite the emerging picture of a rebound in growth, the combination of benign inflation and the growing sense of fiscal responsibility in Washington may reassure the bond market.

     The municipal market is also likely to trade in its range of the past six months, with long-term rates fluctuating between 5.5% and 6.0%. Unless tax reform proposals disappear altogether, we do not expect municipal bonds to outperform Treasuries, and investors may continue to prefer tax-exempt bonds with short maturities. Overall, we anticipate that economic developments will have a greater impact than tax reform proposals on the municipal market.

                        Respectfully submitted,

                        /s/ William T. Reynolds

                        William T. Reynolds
                        Director
                        Fixed Income Division

September 20, 1995

--------------------------------------------------------------------------------
Financial Summary
--------------------------------------------------------------------------------

                                                                                                                         SEC
                                                Net Asset Value       Dividend Per Share          Dividend Yield*      30-Day
                                                   Per Share            3 Months Ended            3 Months Ended        Yield
                                              5/31/95     8/31/95     5/31/95     8/31/95      5/31/95      8/31/95    8/31/95
                                              -------------------     -------------------      --------------------    -------
Tax-Exempt Money                              $ 1.00      $ 1.00      $ 0.009     $ 0.008       3.56%        3.26%         --
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate                     5.31        5.33         0.06        0.06       4.44         4.43        3.92%
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Insured Intermediate Bond             10.62       10.68         0.12        0.12       4.66         4.54        4.33
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Income                                 9.50        9.41         0.13        0.13       5.60         5.58        5.35
------------------------------------------------------------------------------------------------------------------------------
Tax-Free High Yield                            11.91       11.87         0.18        0.18       6.25         6.17        5.88
------------------------------------------------------------------------------------------------------------------------------

* Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period. Money Fund reports seven-day compound yield.


--------------------------------------------------------------------------------
Quality Diversification
--------------------------------------------------------------------------------

                                                             Quality Ratings*                 Weighted Average Quality*
                                                -----------------------------------------     -------------------------
                                                 1         2        3        4       5-10       5/31/95     8/31/95
Tax-Exempt Money                                14%       86%      --       --        --          1.9         1.9
-----------------------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate                     42        36       18%       4%       --          1.8         1.8
-----------------------------------------------------------------------------------------------------------------------
Tax-Free Insured Intermediate Bond              30        60       10       --        --          1.9         1.8
-----------------------------------------------------------------------------------------------------------------------
Tax-Free Income                                 11        51       25       10         3%         2.4         2.4
-----------------------------------------------------------------------------------------------------------------------
Tax-Free High Yield                              4        17       18       32        29          3.6         3.7
-----------------------------------------------------------------------------------------------------------------------

* On a T. Rowe Price scale of 1 to 10, with Grade 1 representing highest quality.

--------------------------------------------------------------------------------
Duration and Maturity
--------------------------------------------------------------------------------

                                             Weighted Average                Weighted Average
                                         Effective Duration (years)          Maturity (years)
                                         --------------------------       ---------------------
                                            5/31/95      8/31/95          5/31/95       8/31/95
Tax-Exempt Money                               --           --               49*           55*
-----------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate                   2.7          2.5              3.4           3.0
-----------------------------------------------------------------------------------------------
Tax-Free Insured Intermediate Bond            5.6          5.4              7.6           7.2
-----------------------------------------------------------------------------------------------
Tax-Free Income                               7.6          7.8             18.0          18.1
-----------------------------------------------------------------------------------------------
Tax-Free High Yield                           7.2          7.3             20.1          20.1
-----------------------------------------------------------------------------------------------

* Maturity is in days.


--------------------------------------------------------------------------------
Average Annual Compound Total Return - Calendar Year
--------------------------------------------------------------------------------

                                                                 Periods Ended 6/30/95
                                             -----------------------------------------------------------
                                             1 Year       5 Years      10 Years        Since Inception
Tax-Exempt Money                              3.14%        3.06%        4.01%        4.70%        (4/81)
--------------------------------------------------------------------------------------------------------
Tax-Free Short-Intermediate                   5.85         5.76         5.77         6.09        (12/83)
--------------------------------------------------------------------------------------------------------
Tax-Free Insured Intermediate Bond            7.72          --           --          7.27        (11/92)
--------------------------------------------------------------------------------------------------------
Tax-Free Income                               8.66         8.18         8.16         7.20        (10/76)
--------------------------------------------------------------------------------------------------------
Tax-Free High Yield                           8.04         8.40         9.50         9.77         (3/85)
--------------------------------------------------------------------------------------------------------

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

--------------------------------------------------------------------------------
Shareholder Services
--------------------------------------------------------------------------------

To help shareholders monitor their current investments and make decisions that accurately reflect their financial goals, T. Rowe Price offers a wide variety of information and services--at no extra cost.

Knowledgeable Service Representatives

By Phone--Shareholder service representatives are available from 8:00 a.m. to 10:00 p.m., Monday - Friday, and weekends from 9:00 a.m. to 5:00 p.m ET. Call 1-800-225-5132 to speak directly with a representative who will be able to assist you with your accounts.

In Person--Visit one of our investor center locations to meet with a representative who will be able to assist you with your accounts. While there, you can drop off applications or obtain prospectuses and other literature.

Automated 24-Hour Services

     Tele*Access(R)(1-800-638-2587) provides information such as account balance, date and amount of your last transaction, latest dividend payment, and fund prices and yields. Additionally, you have the ability to request prospectuses, statements, account and tax forms; reorder checks; and initiate purchase, redemption, and exchange orders for identically registered accounts.

     PC*Access(R) provides the same information as Tele*Access, but on a personal computer via dial-up modem.

Account Services

     Checking--Write checks for $500 or more on any money market and most bond fund accounts (except the High Yield Fund and Emerging Markets Bond Fund).

     Automatic Investing--Build your account over time by investing directly from your bank account or paycheck with Automatic Asset Builder. Additionally, Automatic Exchange enables you to set up systematic investments from one fund account into another, such as from a money fund into a Stock fund. A low, $50 minimum makes it easy to get started.

     Automatic Withdrawal--If you need money from your fund account on a regular basis, you can establish scheduled automatic redemptions.

     Dividend and Capital Gains Payment Options--Reinvest all or some of your distributions, or take them in cash. We give you maximum flexibility and convenience.

Investment Information

     Combined Statement--A comprehensive overview of your T. Rowe Price accounts. The summary page gives your earnings by tax category, provides total portfolio value, and lists your investments by type--stock, bond, and money market. Detail pages itemize account transactions by fund.

     Shareholder Reports--Portfolio managers review the performance of the funds in plain language and discuss T. Rowe Price's economic outlook.

     The T. Rowe Price Report--A quarterly newsletter with relevant articles on market trends, personal financial planning, and T. Rowe Price's economic perspective.

     Insights--A library of information that includes reports on mutual fund tax issues, investment strategies, and financial markets.

     Detailed Investment Guides--Our widely acclaimed Asset Mix Worksheet, College Planning Kit, Retirees Financial Guide, Retirement Planning Kit (also available on disk for PC use), and Guide to Risk-Adjusted Performance can help you determine and reach your investment goals.

Discount Brokerage

You can trade stocks, bonds, options, precious metals, and other securities at a substantial savings over regular commission rates. Call a shareholder service representative for more information.

--------------------------------------------

--------------------------------------------


FOR YIELD, PRICE, LAST TRANSACTION,
AND CURRENT BALANCE, 24 HOURS,
7 DAYS A WEEK, CALL:
1-800-638-2587 toll free
625-7676 Baltimore area

FOR ASSISTANCE WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132 toll free
625-6500 Baltimore area

T. ROWE PRICE
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Tax-Free Funds.







Invest With Confidence/(R)/ [LOGO APPEARS HERE]
T. Rowe Price


TFF


------------------------------------
                   SEMIANNUAL REPORT
------------------------------------


           T. Rowe Price
           -------------

           TAX-FREE FUNDS

           AUGUST 31, 1995




         [LOGO APPEARS HERE]